REVENUES GENERATED FROM PRODUCTION LINES (Tables)	12 Months Ended
Jun. 30, 2017
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
Revenue generated from production lines are as follows:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥23,434,794	¥26,171,906	¥22,399,066	$3,304,956
Equipment and accessories	25,546,159	13,038,562	26,585,924	3,922,720
Waste water treatment products	-	2,334,457	10,997,302	1,622,638
Subtotal revenue - Hardware and software- non-related parties	48,980,953	41,544,925	59,982,292	8,850,314
Revenue - Hardware and software - related parties	2,428,173	-	-	-
Service	103,774	1,183,352	72,170	10,649
Total revenue	¥51,512,900	¥42,728,277	¥60,054,462	$8,860,963